Feb. 01, 2016

LOOMIS SAYLES HIGH INCOME FUND

Supplement dated August 24, 2016 to the Prospectus of Loomis Sayles High Income Fund (the “Fund”),

dated February 1, 2016, as may be revised or supplemented from time to time.

Effective immediately, the Shareholder Fees table within the section “Fund Fees & Expenses” is amended and restated as follows with respect to the Fund:

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None
Redemption fees	None	None	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.